Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 42,684,437	¥ 43,999,815
Carrying amount of variable interests, Liabilities	39,898,383	41,268,551
Maximum exposure to loss to unconsolidated VIEs	3,805,000	4,850,000
Equities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	38,000	35,000
Debt Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	57,000	73,000
CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	2,973,000	3,631,000
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	209,000	170,000
Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	15,000	11,000
Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	415,000	835,000
Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	12,000	11,000
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	86,000	84,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,719,000	4,766,000
Carrying amount of variable interests, Liabilities	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	38,000	35,000
Carrying amount of variable interests, Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	57,000	73,000
Carrying amount of variable interests, Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,973,000	3,631,000
Carrying amount of variable interests, Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	209,000	170,000
Carrying amount of variable interests, Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	15,000	11,000
Carrying amount of variable interests, Liabilities	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	415,000	835,000
Carrying amount of variable interests, Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	12,000	11,000
Carrying amount of variable interests, Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	0	0
Carrying amount of variable interests, Liabilities	¥ 0	¥ 0